FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

29.    FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and foreign exchange options

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of foreign exchange forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD490 million as of September 30, 2020. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognised in the unaudited condensed consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB330,706 and nil for the nine months ended September 30, 2019 and 2020.

Convertible Senior Notes and Call Option

The Company has adopted valuation models to assess the fair value for Call option, the 2024 Notes and the 2019 Notes, as the Call option is not publicly traded and the trading of the 2024 Notes and 2019 Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. The 2024 Notes and 2019 Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company's best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price and expected share volatility are most significant to valuation determination of convertible debt. The Call option is valued using the Black-Scholes Model. The valuation involves complex and subjective judgments as well as the Company's best estimates on the valuation date. Inputs related to the Black-Scholes Models for call option fair value are: call option price, spot price, exercise price, expected dividend yield, risk-free interest rate and time to maturity, of which spot price and exercise price are most significant to valuation determination of call option.

Interest Rate Swap

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico will obtain long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract in 2016 to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the remeasurement is recognized in the consolidated statements of operations and comprehensive income. As of December 31, 2019 and September 30, 2020, the fair value of the interest rate swap was RMB61,271,965 and RMB nil, respectively, which was recorded as a derivative liability. The fair value change was a loss of RMB94,440,241, a loss of RMB 78,878,089 for the nine months ended September 30, 2019 and 2020, respectively.

Guarantee liability

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period.

Recurring change in fair value

As of December 31, 2019 and September 30, 2020, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2019	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	52,281,183	—	52,281,183	—
Call options	294,177,634	—	—	294,177,634

Liabilities:
Convertible senior notes	728,215,869	—	—	728,215,869
Guarantee liabilities	72,019,365	—	—	72,019,365
Foreign exchange forward contracts- payable	3,856,561	—	3,856,561	—
Derivative liability interest rate swap	61,271,965	—	—	61,271,965

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	September 30,	for identical	observable	unobservable
Description	2020	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	38,962,477	—	38,962,477	—
Call options	507,692,955	—	—	507,692,955

Liabilities:
Convertible senior notes	1,241,767,766	—	—	1,241,767,766
Guarantee liabilities	60,836,893	—	—	60,836,893
Foreign exchange forward contracts- payable	596,988	—	596,988	—

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	68,632	728,215,869
Issuance of convertible senior notes	585,301,500	—
Foreign exchange (gain)/loss	10,462,359	(14,117,988)
Change in fair value of convertible senior notes	(38,525,112)	516,665,506
Change in the instrument-specific credit risk	(56,904)	11,004,379
Repurchase of convertible senior notes	(68,632)	—
Balance at September 30,	557,181,843	1,241,767,766

A summary of changes in Level 3 fair value of call option for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	—	294,177,634
Issuance of call options	206,577,000	—
Foreign exchange gain/(loss)	5,610,000	(4,983,000)
Change in fair value of call options	(663,084)	218,498,321
Balance at September 30,	211,523,916	507,692,955

A summary of changes in Level 3 fair value of foreign exchange options for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	846,718	—
Purchase of foreign exchange options	—	—
Cash Settlement	(516,012)	—
Change in fair value of foreign exchange options	(330,706)	—
Balance at September 30,	—	—

A summary of changes in Level 3 fair value of rate swap derivative for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	12,786,001	61,271,965
Change in fair value of interest rate swap	94,440,241	78,878,089
Cash settlement	(21,488,548)	—
Disposal	—	(140,150,054)
Balance at September 30,	85,737,694	—

A summary of changes in Level 3 fair value of guarantee liabilities for the year ended December 31, 2017, 2018 and 2019 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Balance at January 1,	92,404,068	72,019,365
Additions	386,123	—
Amortization	(17,438,596)	(11,182,472)
Cancellation	(3,992,475)	—
Balance at September 30,	71,359,120	60,836,893

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	Foreign exchange forward		Type of derivatives
For the nine months ended	contracts		Convertible	Interest		Foreign exchange
September 30,	Realized	Unrealized	senior notes	Rate swap	Call option	options	Total
(In RMB)
2019	(61,800,619)	(108,371,849)	38,525,112	(94,440,241)	(663,084)	(330,706)	(227,081,387)
2020	22,115,803	(10,059,132)	(516,665,506)	(78,878,089)	218,498,321	—	(364,988,603)